Cover Page Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	AMERICOLD REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34723
Entity Tax Identification Number	93-0295215
Entity Address, Address Line One	10 Glenlake Parkway,
Entity Address, Address Line Two	South Tower, Suite 600
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	678
Local Phone Number	441-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COLD
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001455863